Scope of consolidation	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Scope of consolidation
The following table sets forth a list of the principal subsidiaries of FCA, which are grouped by its reportable segments, as well as holding and other companies:

Name	Country	Percentage Interest Held
North America
FCA US LLC	USA (Delaware)	100.00
FCA Canada Inc.	Canada	100.00
FCA Mexico, S.A. de C.V.	Mexico	100.00
LATAM
FCA Fiat Chrysler Automoveis Brasil LTDA.	Brazil	100.00
FCA Automobiles Argentina S.A.	Argentina	100.00
Banco Fidis S.A.	Brazil	100.00
APAC
Chrysler Group (China) Sales Limited	People’s Republic of China	100.00
FCA Japan Ltd.	Japan	100.00
FCA Australia Pty Ltd.	Australia	100.00
FCA Automotive Finance Co. Ltd.	People’s Republic of China	100.00
Alfa Romeo (Shanghai) Automobiles Sales Co. Ltd.	People’s Republic of China	100.00
EMEA
FCA Italy S.p.A.	Italy	100.00
FCA Poland Spólka Akcyjna	Poland	100.00
FCA Powertrain Poland Sp. z o.o.	Poland	100.00
FCA Serbia d.o.o. Kragujevac	Serbia	66.67
FCA Germany AG	Germany	100.00
FCA France S.A.S.	France	100.00
Fiat Chrysler Automobiles UK Ltd.	United Kingdom	100.00
Fiat Chrysler Automobiles Spain S.A.	Spain	100.00
Fidis S.p.A.	Italy	100.00
Maserati
Maserati S.p.A.	Italy	100.00
Maserati (China) Cars Trading Co. Ltd.	People's Republic of China	100.00
Maserati North America Inc.	USA (Delaware)	100.00
Holding Companies and Other Companies
FCA North America Holdings LLC	USA (Delaware)	100.00
Fiat Chrysler Finance S.p.A.	Italy	100.00
Fiat Chrysler Finance Europe SENC	Luxembourg	100.00
Magneti Marelli Discontinued Operations and Disposal
On April 5, 2018, the FCA Board of Directors announced that it had authorized FCA management to develop and implement a plan to separate the Magneti Marelli business from the FCA Group and to distribute shares of a new holding company for Magneti Marelli to the shareholders of FCA.
At September 30, 2018, the separation within the next twelve months became highly probable and Magneti Marelli operations met the criteria to be classified as a disposal group held for sale. It also met the criteria to be classified as a discontinued operation pursuant to IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations.
On October, 22, 2018, FCA announced that it had entered into a definitive agreement to sell its Magneti Marelli business to CK Holdings Co., Ltd. On May 2, 2019, FCA completed the sale of Magneti Marelli for consideration of €5,772 million (including €5,774 million cash consideration, contingent consideration receivable with a fair value of €70 million, contingent consideration payable by FCA of €16 million, costs relating to the transaction of €16 million and a preliminary purchase price adjustment of approximately €40 million). On April 26, 2020, the final purchase price adjustment was agreed, substantially confirming the preliminary amount.
The following table shows the calculation of the gain on sale on the Magneti Marelli transaction:

At May 2, 2019
(€ million)
Intangible assets	€788
Property, plant and equipment	2,146
Financial receivables	10
Cash and cash equivalents	426
Other assets	2,055
Debt	(782)
Trade and other payables	(1,942)
Other liabilities	(791)
Net assets sold	€1,910
Consideration	5,772
Reclassification of amounts in OCI relating to Magneti Marelli(1)	(91)
Gain on sale attributable to FCA	€3,771
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(1) Excluding amounts related to remeasurement of defined benefit plans.
Refer to the Consolidated Statement of Cash flows for the year ended December 31, 2020, for the aggregate cash flows arising from the sale of Magneti Marelli, which consists of the cash consideration received net of the cash and cash equivalents transferred in the sale, as disclosed in the table above.
The presentation of the Magneti Marelli business is as follows:
•The operating results of Magneti Marelli have been excluded from the FCA Group’s continuing operations and are presented net of taxes as a single line item within the Consolidated Income Statement up to the completion of the sale transaction on May 2, 2019 and for the year ended December 31, 2018. In order to present the financial effects of a discontinued operation, revenues and expenses arising from intercompany transactions were eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operation. However, no profit or loss is recognized for intercompany transactions within the Consolidated Income Statement.
•Cash flows arising from Magneti Marelli up to the completion of the sale transaction on May 2, 2019, have been presented separately as discontinued cash flows from operating, investing and financing activities within the Consolidated Statements of Cash Flows for the years ended December 31, 2019 and 2018. These cash flows represent those arising from transactions with third parties.
•In accordance with the IFRS 5, depreciation and amortization on the assets of Magneti Marelli ceased as at September 30, 2018. The impact of ceasing depreciation of the property, plant and equipment and amortization of the intangible assets of Magneti Marelli was €134 million for the period up to the completion of the sale transaction on May 2, 2019 (€96 million for the year ended December 31, 2019), net of tax of €27 million (€20 million for the year ended December 31, 2019).
•The operating results from discontinued operations includes €5 million of interest on lease liabilities for the year ended December 31, 2019.
•Total expenses recognized in the operating results from discontinued operations relating to short-term leases and low-value assets leases amounted to €6 million and €2 million, respectively, for the period up to the completion of the sale transaction on May 2, 2019.
The following table summarizes the operating results of Magneti Marelli up to the completion of the sale transaction on May 2, 2019, that were excluded from the Consolidated Income Statement for the years ended December 31, 2019 and 2018:

	Years ended December 31,
	2019(1)	2018(1)
	(€ million)
Net revenues	€1,657	€4,998
Expenses	1,447	4,493
Net financial expenses	5	85
Profit before taxes from discontinued operations	205	420
Tax expense	44	118
Profit after taxes from discontinued operations	161	302
Add: Gain on sale attributable to FCA	3,771	—
Less: Tax expense on gain on sale	2	—
Profit from discontinued operations, net of taxes	€3,930	€302
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(1) Amounts presented are not representative of the income statement of Magneti Marelli on a stand-alone basis; amounts are net of transactions between Magneti Marelli and other companies of the FCA Group.
FCA elected to present both the tax on the gain after the participation exemption of €55 million and the corresponding utilization of tax losses as a net nil impact within Profit from discontinued operations, net of tax.
Plastic Components and Automotive Modules Business Held for Sale
During the year ended December 31, 2019, certain entities within FCA’s plastic components and automotive modules business met the criteria to be presented as held for sale. On January 31, 2020, the FCA Group entered into agreements for the sale of several of the groups of assets within its plastic components and automotive modules businesses for a total sale price of €47.5 million, resulting in a gain on disposal of €5 million.
Teksid Cast Iron Components Business Held for Sale
During December 2019, FCA announced that it had entered into an agreement with Tupy S.A. for the sale of FCA’s global cast iron automotive components business, which is operated through FCA’s subsidiary Teksid S.p.A.
The proposed sale includes Teksid’s cast iron production facilities in Brazil, Mexico, Poland and Portugal, in addition to Teksid’s interest in a joint venture in China and as a result the related assets and liabilities (€312 million and €204 million at December 31, 2020, respectively) met the criteria to be presented as held for sale from December 31, 2019. The agreement valued the business at €210 million enterprise value. Consideration, subject to customary purchase price adjustments, will be paid at closing, expected by the end of the second quarter of 2021. The proposed transaction is subject to customary closing conditions, including the receipt of antitrust approvals.
Teksid’s aluminum business is not included in the transaction and will remain part of the Group.
Acquisition of the Assets of Vari-Form Inc.
During the year ended December 31, 2019, FCA N.V., through subsidiaries in Canada, Mexico and Italy, entered into asset purchase agreements for the assets of Vari-Form, a vehicle component manufacturer. The most significant element of these transactions was in Canada for an amount of U.S.$62 million (€55 million), the majority of which was allocated to goodwill, recognized within the North America segment.
There were no significant transactions with non-controlling interests during the years ended December 31, 2020, 2019 and 2018.